UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

/s/ Lloyd Blumberg              New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                      Name
NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $455,429
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

H Partners, LP       028-13041


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                             TITLE OF                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
ASPENBIO PHARMA INC          COM              045346103     4680     750000   SH            SOLE       NONE      750000
BOYD GAMING CORP             COM              103304101    42124    4500400   SH            SOLE       NONE     4500400
BP PLC                       SPONSORED ADR    055622104      230      15300       CALL      SOLE       NONE       15300
BSQUARE CORP                 COM NEW          11776U300     3222     900000   SH            SOLE       NONE      900000
BAUER EDDIE HLDGS INC        COM              071625107    10700    2000000   SH            SOLE       NONE     2000000
FBR CAPITAL MARKETS CORP     COM              30247C301     6924    1068457   SH            SOLE       NONE     1068457
FOSTER WHEELER LTD           SHS NEW          G36535139     9507     263292   SH            SOLE       NONE      263292
IDEARC INC                   COM              451663108     2565    2051700   SH            SOLE       NONE     2051700
IMMERSION CORP               COM              452521107     8730    1500000   SH            SOLE       NONE     1500000
IPASS INC                    COM              46261V108     1861     861777   SH            SOLE       NONE      861777
KEY ENERGY SVCS INC          COM              492914106    29876    2575500   SH            SOLE       NONE     2575500
LEAP WIRELESS INTL INC       COM NEW          521863308   114300    3000000   SH            SOLE       NONE     3000000
MAGNA ENTMT CORP             NOTE 7.250%12/1  559211AC1     2451    4805000   PRN           SOLE       NONE     4805000
MAGNA ENTMT CORP             NOTE 8.550% 6/1  559211AD9     6584   14250000   PRN           SOLE       NONE    14250000
METROPCS COMMUNICATIONS INC  COM              591708102    67450    4821300   SH            SOLE       NONE     4821300
NOKIA CORP                   SPONSORED ADR    654902204    14920     800000   SH            SOLE       NONE      800000
OWENS ILL INC                COM NEW          690768403    36750    1250000   SH            SOLE       NONE     1250000
QUALCOMM INC                 COM              747525103     4807     111861   SH            SOLE       NONE      111861
SELECT COMFORT CORP          COM              81616X103     4077    2471000   SH            SOLE       NONE     2471000
SPRINT NEXTEL CORP           COM SER 1        852061100    55571    9110000   SH            SOLE       NONE     9110000
TELULAR CORP                 COM NEW          87970T208     1758     729347   SH            SOLE       NONE      729347
TEMPUR PEDIC INTL INC        COM              88023U101    12644    1075200   SH            SOLE       NONE     1075200
TRICO MARINE SERVICES INC    COM NEW          896106200    13698     802000   SH            SOLE       NONE      802000


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